LONG-TERM DEBT (Details 1) - 2022 Unsecured Notes [member]	12 Months Ended
Dec. 31, 2018
2019
Long Term Debt [Line Items]
Redemption price percentage of borrowings	102.08%
2020 and thereafter
Long Term Debt [Line Items]
Redemption price percentage of borrowings	101.04%
2021 and thereafter
Long Term Debt [Line Items]
Redemption price percentage of borrowings	100.00%